CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Loans, allowance for loan losses (in dollars)	$ 5,590,668	$ 5,944,585
Preferred stock, par value (in dollars per share)	$ 0.10	$ 0.10
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,007,283	7,481,317
Common stock, shares outstanding	7,007,283	7,481,317